Shareholder's Equity	12 Months Ended
Jun. 30, 2021
17. Shareholders' equity

17. Shareholders’ equity

Share capital and premium

The share capital of IRSA Propiedades Comerciales was originally represented by common shares with a nominal value of ARS 0.1 per share and one vote each. On December 18, 2012, the Superintendence of Corporations registered an amendment to the Company’s by-laws whereby it increased the nominal value of its shares from ARS 0.1 to ARS 1 each. This amendment was registered under number 20,264 of Stock Companies Book 62 T°. The CNV admitted the shares indicated above for listing on the Buenos Aires Stock Exchange.

On April 19, 2021, the General Inspection of Justice proceeded to register the modification of the bylaws by which the nominal value of the shares was amended, taking it from a nominal value of ARS 1 to ARS 100 each. Said modification notified through the CNV was registered under number 5,377 of book 102 T ° - of joint-stock companies. The CNV also granted authorization for the public offering of the aforementioned shares.

As of June 30, 2021, the capital stock consisted of 541,230,019 common shares with a par value of ARS 100 per share, entitled to one vote each and was as follows:

		Approved by		Date of record with the Publi Registry of c
Status	Par Value	Body	Date	Commerce
Subscribed, Issued and Paid up	1	Extraordinary Shareholders’ Meeting	10.29.87	12.29.87
Subscribed, Issued and Paid up	1	Extraordinary Shareholders’ Meeting	10.26.88	12.29.88
Subscribed, Issued and Paid up	38	Extraordinary Shareholders’ Meeting	10.25.89	02.05.90
Subscribed, Issued and Paid up	9,460	Ordinary and Extraordinary Shareholders’ meeting	08.31.95	03.15.96
Subscribed, Issued and Paid up	16,000	Ordinary and Extraordinary Shareholders’ meeting	10.29.96	05.15.98
Subscribed, Issued and Paid up	38,000	Ordinary and Extraordinary Shareholders’ meeting	03.10.98	10.21.99
Subscribed, Issued and Paid up	6,500	Ordinary and Extraordinary Shareholders’ meeting	08.06.99	05.07.02
Subscribed, Issued and Paid up	8,206	(*) Board of Directors meeting	06.28.04	05.04.05
Subscribed, Issued and Paid up	47,755	(**) Board of Directors meeting	11.16.10	03.02.11
Subscribed, Issued and Paid up	28	(***) Board of Directors meeting	09.22.11	01.04.12
Subscribed, Issued and Paid up	25	(****) Board of Directors meeting	03.13.13	01.16.15
Subscribed, Issued and Paid up	541,104,005	(*****) Ordinary and Extraordinary Shareholders’ meeting	10.26.20	04.19.21
	541,230,019

(*)	Capital subscribed in connection with the conversion of convertible notes made until August 2006. Such conversions have been registered.
(**)	Capital subscribed in connection with the conversion of convertible notes made on October 7, 2010.
(***)	Capital subscribed in connection with the conversion of convertible notes made on September 21, 2011.
(****)	Capital subscribed in connection with the conversion of convertible notes made on March 13, 2013.
(*****)	Subscribed capital through the capitalization of reserves.

Inflation adjustment of share capital

The inflation adjustment related to share capital was appropriated to an inflation adjustment reserve that formed part of shareholders’ equity. The balance of this reserve could be applied only towards the issuance of common stock to shareholders of the Group.

Legal reserve

According to Law N° 19,550, 5% of the profit of the year is destined to constitute legal reserves until they reach legal capped amount (20% of share capital). This legal reserve is not available for dividend distribution and can only be released to absorb losses. IRSA Propiedades Comerciales has reached the legal limit of this reserve.

Reserve for future dividends

The Company and subsidiaries may separate portions of their profits of the year to constitute voluntary reserves according to company law and practice. These special reserves may be for general purposes or for specific uses.

Resolution reserve CNV 609/12- Retained earnings

The CNV, through General Resolutions N° 562/09 and 576/10, has provided for the application of Technical Resolutions N° 26 and 29 of the FACPCE, which adopt IFRS, as issued by the IASB, for company’s subject to the public offering regime ruled by Law N° 17,811, due to the listing of their shares or corporate notes, and for entities that have applied for authorization to be listed under the mentioned regime.

The Group adopted IFRS, as issued by the IASB, in the fiscal year beginning July 1, 2012, being its transition date July 1, 2011.

During the fiscal year ended June 30, 2017, the Group's Board of Directors decided to change the accounting policy of the investment properties from the cost model to the fair value model, as allowed by IAS 40.

This reserve may not be released to make distributions in cash or in kind and it may only be released for capitalization to absorb any negative balances of retained earnings. Changes in fair value that have occurred after the transition period are part of retained earnings.

As of June 30, 2021 the reserve was capitalized according to the Ordinary and Extraordinary General Assembly held on October 20, 2020. As of June 30, 2020 and 2019, the reserve amounted to ARS 13,886 million.

Special reserve

The Ordinary and Extraordinary General Shareholders' Meeting on October 29, 2018 constituted a special reserve for ARS 51,688 million. As of June 30, 2020, the reserve amounted to ARS 226 million, and as of June 30, 2021, the reserve amounted to ARS 9,816 million.

Revaluation surplus

The revaluation surplus was originated in the transfer from Property, plant and equipment to Investment properties of the floors 22, 23 and 24 of the Intercontinental Building, which were previously used by the Group, moving from the historical cost to fair value model. This reserve amounts to ARS 566 million as of June 30, 2021, and as of June 30, 2020 this reserve amounted to ARS 411 million.

Dividends

Dividends distributed corresponding to the results of the years ended as of June 30, 2021, 2020 and 2019 were:

•	ARS 13,045 million, approved by the Ordinary and Extraordinary General Shareholders' Meeting on October 26, 2020.

•	ARS 1,318 million, approved by the Ordinary and Extraordinary General Shareholders' Meeting on October 30, 2019.

•	ARS 1,513 million, approved by the Ordinary and Extraordinary General Shareholders' Meeting on October 29, 2018.

As of June 30, 2021, 2020 and 2019 there were no prescribed dividends corresponding to dividends pending of payment from previous years.

The canceled dividends during the years ended as of June 30, 2021, 2020 and 2019 were ARS 13,043, ARS 1,318 and ARS 1,513 million.

Dividends distributed per share during the years ended June 30, 2021, 2020 and 2019 were ARS 24.10, ARS 10.45 and ARS 12.02 million.